INVESTMENT CONTRACT WITH INSURANCE COMPANY (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025
INVESTMENT CONTRACT WITH INSURANCE COMPANY
Notice period for contract termination	60 days
Extended notice period to avoid market value adjustment	12 months